Net sales	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales	2.1. Net sales
Accounting policies
Nokia accounts for a contract with a customer when the
contract has been approved in writing, which is generally
when both parties are committed to perform their respective
obligations, the rights, including payment terms, regarding
the goods and services to be transferred can be identified,
the contract has commercial substance, and collection of the consideration to which Nokia expects to be entitled is
probable. Management considers only legally enforceable
rights in evaluating the accounting for contracts with
customers. As such, frame agreements that do not create
legally enforceable rights and obligations are accounted for upon issuance of subsequent legally binding purchase orders
under the frame agreements.
A contract modification or a purchase order is accounted for as a separate contract if the scope of the contract increases by additional distinct goods or services, and the price of the contract increases by an amount that reflects the standalone selling price of those additional goods or services. If the
additional goods or services are distinct but not sold at a
standalone selling price, the contract modification is
accounted for prospectively. If the additional goods or
services are not distinct, the modification is accounted for through a cumulative catch-up adjustment.
Nokia recognizes revenue from contracts with customers to
reflect the transfer of promised goods and services to
customers for amounts that reflect the consideration to
which Nokia expects to be entitled in exchange for those
goods and services. The consideration may include variable
amounts, such as volume discounts and sales-based or
usage-based royalties, which Nokia estimates based on the
most likely amount. Nokia includes variable consideration into the transaction price only to the extent that it is highly
probable that a significant revenue reversal will not occur.
The transaction price also excludes amounts collected on
behalf of third parties.
If the timing of payments provides either the customer or
Nokia with a significant benefit of financing, the transaction price is adjusted for the effect of financing and the related interest revenue or interest expense is presented separately from revenue. As a practical expedient, Nokia does not
account for financing components if, at contract inception,
the consideration is expected to be received within one year before or after the goods or services have been transferred
to the customer.
Nokia enters into contracts with customers consisting of any combination of hardware, services and intellectual property.
Hardware and software sold by Nokia includes warranty, which can either be assurance-type for repair of defects and
replacement of hardware recognized as a centralized
warranty provision, or service-type for scope beyond the
repair of defects or for a time period beyond the standard
assurance-type warranty period and considered as a separate
performance obligation within the context of the contract.
The associated revenue recognized for such contracts
depends on the nature of the underlying goods and services
provided. The promised goods or services in the contract
might include sale of goods, license of intellectual property and grant of options to purchase additional goods or services that may provide the customer with a material right. Nokia
conducts an assessment at contract inception to determine
which promised goods and services in a customer contract
are distinct and accordingly identified as performance
obligations.
The standalone selling price of each performance obligation is determined by considering factors such as the price of the
performance obligation if sold on a standalone basis and the expected cost of the performance obligation plus a
reasonable margin when price references are not available.
The portion of the transaction price allocated to each
performance obligation is recognized when the revenue
recognition criteria for that performance obligation have
been met.
Nokia allocates the transaction price to each distinct
performance obligation on the basis of their standalone
selling prices, relative to the overall transaction price. If a standalone selling price is not observable, it is estimated. The transaction price may include a discount or a variable amount of consideration that is generally allocated proportionately to all performance obligations in the contract unless Nokia has observable evidence that the entire discount relates to only one or more, but not all, performance obligations in a
contract. The amount of revenue recognized is the amount
allocated to the satisfied performance obligation based on
the relative standalone selling prices. A performance
obligation may be satisfied at a point in time or over time.
As described in Note 4.5. Trade receivables and other
customer-related balances, Nokia presents its customer
contracts in the statement of financial position as either a contract asset or a contract liability, depending on the
relationship between Nokia’s performance and the
customer’s payment for each individual contract.
Sale of products
Nokia manufactures and sells a range of networking
equipment, covering the requirements of network operators.
Revenue for these products is recognized when control of the products has transferred, the determination of which may
require judgment. Typically, for standard equipment sales,
control transfers upon delivery. For more complex solutions, control generally transfers upon acceptance.
In some arrangements, mainly within the Submarine Networks
business which is presented as a discontinued operation and was sold in 2024, Nokia’s performance does not create an asset with an alternative use and Nokia recognizes revenue over time using the output method, which faithfully depicts the manner in which the asset is transferred to the customer as well as Nokia’s
enforceable rights to payment for the work completed to date, including margin. The output measure selected by Nokia for each contract may vary depending on the nature of the contract.
Sale of services
Nokia provides services related to the provision of networking equipment, ranging from managing a customer’s network and
product maintenance services to network installation,
integration and optimization. Revenue for each separate service performance obligation is recognized as or when the customer obtains the benefits of Nokia’s performance. Service revenue is recognized over time for managed and maintenance services, as in these cases Nokia performs throughout a fixed contract term and the customer simultaneously receives and consumes the
benefits as Nokia performs. In some cases, Nokia performs
services that are subject to customer acceptance where revenue is recognized when the customer acceptance is obtained.
Sale of intellectual property licenses
Nokia provides its customers with licenses to intellectual
property (IP) owned by Nokia by granting software licenses and rights to benefit from Nokia’s IP in their products. When a
software license is sold, revenue is recognized upon delivery or acceptance of the software, as Nokia has determined that each software release is distinct, and the license is granted for software as it exists when the control transfers to the customer.
When Nokia grants customers a license to use IP owned by
Nokia, the associated license fee revenue is recognized in
accordance with the substance of the relevant agreements. In the majority of contracts, Nokia retains obligations to
continue to develop and make available to the customer the
latest IP in the licensed assets during the contract term, and therefore revenue is recognized on a straight-line basis over the period during which Nokia is expected to perform.
Recognition of the revenue on a straight-line basis over the term of the license is considered the most faithful depiction of
Nokia’s satisfaction of the performance obligation as the IP being licensed towards the customer includes new inventions
patented by Nokia that are highly interdependent and
interrelated and created through the course of continuous
research and development (R&D) efforts that are relatively
stable throughout the year. In some contracts, Nokia has no
remaining obligations to perform after granting a license to the initial IP, and licensing fees are non-refundable. In these cases, revenue is recognized at the beginning of the license term.
Revenue disaggregation
Management has determined that Nokia’s geographic areas are
considered as the primary determinants to depict how the
nature, amount, timing and uncertainty of revenue and cash
flows are affected by economic factors. Nokia’s primary
customer base consists of companies that operate on a
country-specific or a regional basis. Although Nokia’s
technology cycle is similar around the world, different countries and regions are inherently in a different stage of that cycle, often influenced by macroeconomic conditions specific to those countries and regions. In addition to Net sales to external
customers by region, the chief operating decision-maker, as
described in Note 2.2. Segment information, also reviews
Segment net sales by aggregated regions and Net sales by
customer type disclosed in this note.
Each reportable segment, as described in Note 2.2. Segment
information, consists of customers that operate in all
geographic areas. No reportable segment has a specific revenue concentration in any geographic area other than Nokia
Technologies, which is included within Europe.
Net sales to external customers by region
Net sales to external customers by region are based on the
location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Europe.

EURm	2025	2024	2023
Americas	6 985	6 276	6 779
Latin America	784	895	1 046
North America	6 201	5 381	5 733
APAC	4 639	4 549	6 436
Greater China	913	1 134	1 303
India	1 534	1 373	2 842
Rest of APAC	2 192	2 042	2 291
EMEA	8 265	8 395	7 923
Europe	6 165	6 362	5 873
Middle East & Africa	2 100	2 033	2 050
Total	19 889	19 220	21 138
Segment net sales by region

EURm	2025	2024	2023
Network Infrastructure	7 986	6 518	6 917
Americas	3 688	2 726	2 813
APAC	1 648	1 426	1 580
EMEA	2 650	2 366	2 524
Cloud and Network Services(1)	2 606	2 589	2 728
Americas	1 120	1 153	1 263
APAC	529	517	511
EMEA	957	919	954
Mobile Networks(1)	7 806	8 158	10 289
Americas	2 182	2 396	2 661
APAC	2 464	2 593	4 322
EMEA	3 160	3 169	3 306
Nokia Technologies	1 501	1 928	1 085
Group Common and Other(2)	(10)	27	119
Total	19 889	19 220	21 138
(1)In 2025, Managed Services business was moved from Cloud and Network Services segment into Mobile Networks segment. Comparative financial information for
2024 and 2023 has been recast accordingly. Refer to Note 2.2. Segment information.
(2)Includes eliminations of inter-segment revenues.
Net sales by customer type

EURm	2025	2024	2023
Telecom providers	15 313	15 085	17 652
AI & Cloud and Mission Critical Enterprise & Defense	3 085	2 180	2 282
Licensees	1 501	1 928	1 085
Other(1)	(10)	27	119
Total	19 889	19 220	21 138
(1)In 2025, includes eliminations of inter-segment revenues, unallocated items and certain other items. In 2024 and 2023, includes net sales of Radio Frequency
Systems (RFS), which was managed as a separate entity, and certain other items, such as eliminations of inter-segment revenues. RFS net sales also include revenue from telecom providers and AI & Cloud and Mission Critical Enterprise &
Defense.
Order backlog
At 31 December 2025, the aggregate amount of the transaction price allocated to partially or wholly unsatisfied performance obligations arising from fixed contractual commitments
amounted to EUR 19.5 billion (EUR 20.0 billion in 2024).
Management has estimated that these unsatisfied performance
obligations will be recognized as revenue as follows:

	2025	2024
Within 1 year	57%	53%
2-3 years	28%	27%
More than 3 years	15%	20%
Total	100%	100%
The estimated timing of the satisfaction of these performance obligations is subject to change owing to factors beyond Nokia’s control such as customer and network demand, market
conditions and, in some cases, restrictions imposed by the
weather or other factors impacting project logistics. Revenue recognized in the reporting period from performance
obligations satisfied (or partially satisfied) in previous periods
(for example, due to changes in transaction price) was not
material.